Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 6,952	$ 7,499
Financial liabilities	2,235	1,531
Liability towards contingent consideration (Refer note 2.5)	45	27
Liquid Mutual Fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	278	258
Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	65	66
Fixed Maturity Plan Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	65	66
Quoted Debt Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	688	884
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	149	358
Certificates of Deposit | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	149	358
Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15	18
Unquoted Equity and Preference Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15	18
Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7	2
Unquoted Investments Others | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7	2
Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8	48
Financial liabilities	65	2
Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	82
Commercial Paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		72
Commercial Paper | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		72
Level 1 | Liquid Mutual Fund
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	278	258
Level 1 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	618	630
Level 2 | Fixed Maturity Plan Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	65	66
Level 2 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	70	254
Level 2 | Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	149	358
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8	48
Financial liabilities	65	2
Level 2 | Commercial Paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		72
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liability towards contingent consideration (Refer note 2.5)	45	27
Level 3 | Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15	18
Level 3 | Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7	$ 2
Level 3 | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 82